Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial liabilities designated at fair value through profit or loss
Note 16 – Financial liabilities designated at fair value through profit or loss

	12/31/2021			12/31/2020
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	16	98	114	11	132	143

Total	16	98	114	11	132	143

The effect of credit risk of these instruments is
no
t significant at 12/31/2021 and 12/31/2020.
Debt securities do not have a defined amount on maturity, since they vary according to market quotation and an exchange variation component, respectively.